Note F - Goodwill and Intangible Assets - Intangible Assets (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Gross Carrying Amount	$ 738
Accumulated Amortization	68
Core Deposits [Member]
Gross Carrying Amount	738
Accumulated Amortization	68
Customer Relationships [Member]
Gross Carrying Amount
Accumulated Amortization